UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue, 29th floor

         New York, New York  10019

13F File Number:  028-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title:     Managing Member
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $880,492 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11695                      Pershing Square GP, LLC
2    28-                           Pershing Square III GP, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARNES & NOBLE INC             COM              067774109    88843  2341675 SH       SHARED  1                   0  2341675        0
BARNES & NOBLE INC             COM              067774109   110784  2919976 SH       SOLE                  2919976        0        0
BLACK & DECKER CORP            COM              091797100    46108   581066 SH       SHARED  1                   0   581066        0
BLACK & DECKER CORP            COM              091797100    57510   724767 SH       SOLE                   724767        0        0
BORDERS GROUP INC              COM              099709107    46869  2297480 SH       SHARED  1                   0  2297480        0
BORDERS GROUP INC              COM              099709107    58447  2865034 SH       SOLE                  2865034        0        0
MCDONALDS CORP                 COM              580135101    10496   313402 SH       SHARED  2                   0   313402        0
SIZELER PPTY INVS INC          COM              830137105    16603  1104630 SH       SHARED  1                   0  1104630        0
SIZELER PPTY INVS INC          COM              830137105    14624   972972 SH       SOLE                   972972        0        0
WENDYS INTL INC                COM              950590109   191801  2862695 SH       SHARED  1                   0  2862695        0
WENDYS INTL INC                COM              950590109   238407  3558321 SH       SOLE                  3558321        0        0